Fair Value Measurements	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements

6. Fair Value Measurements

Fair value is estimated based on a hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy prioritizes the inputs to valuation techniques into three broad levels whereby the highest priority is given to Level 1 inputs and the lowest to Level 3 inputs.

●	Level 1 - Quoted prices for identical instruments in active markets that the reporting entity has the ability to access as of the measurement date.

●	Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable market data.

●	Level 3 - Valuations for instruments with inputs that are significant and unobservable, are derived from other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques, and are not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such instruments.

This hierarchy requires the use of observable market data when available. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Investments that are valued using NAV as a practical expedient are excluded from this hierarchy.

As of June 30, 2024 and March 31, 2024, the fair value of these investments using the NAV per share practical expedient was $297.9 million and $293.9 million, respectively. During the three months ended June 30, 2024 and 2023, gains of $11.0 million and $0.5 million, respectively, were recognized from changes in NAV, which are recorded within the investment income (loss), net, line item of our consolidated statements of comprehensive income (loss).

Financial instruments on a recurring basis

The Company’s financial assets and liabilities carried at fair value on a recurring basis, including the level in the fair value hierarchy, on June 30, 2024 and March 31, 2024 are presented below.

	As of June 30, 2024
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$4,140	$—	$—	$4,140
Other equity interests	—	194	—	194
Debt securities available-for-sale, other	—	477	1,942	2,419
Liabilities:
Warrant liability	180	—	—	180
Prepaid forward liability	14	—	—	14

	As of March 31, 2024
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$4,897	$—	$—	$4,897
Other equity interests	—	558	—	558
Debt securities available-for-sale, other	—	998	1,964	2,962
Liabilities:
Warrant liability	178	—	—	178
Prepaid forward liability	14	—	—	14

A reconciliation of gain (loss) on financial instruments, net for each of the periods presented herein is included in the tables below (in thousands):

	Three Months Ended June 30,
	2024	2023
Public equity securities:
Related party equity securities	$—	$(3,566)
Other public equity securities	(757)	(220)
Put options	—	(2,328)
Warrant liability	(2)	1,485
Prepaid forward liability	—	(92)
Derivative liability	—	1,418
Other equity securities and interests
Related party, with a readily determinable fair value	(365)	—
Other, without a readily determinable fair value	(59)	(158)
Gain (loss) on financial instruments, net	$(1,183)	$(3,461)

The following is a description of the valuation methodologies used for financial instruments measured at fair value on a recurring basis:

Investment in other equity securities and interests with a readily determinable fair value

As of June 30, 2024 and March 31, 2024, the fair value of these equity interests is calculated using quoted prices for similar instruments observed in the equity capital markets and is classified as a Level 2 investment in the fair value hierarchy.

Investment in debt securities available-for-sale

Other debt securities. The fair value of these debt securities is calculated using the market approach adjusted for the recoverability of the security. The following table provides quantitative information about the significant unobservable inputs used in the fair value measure of the Level 3 other debt securities (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range	Weighted Average
June 30, 2024	$1,942	Market Approach	Enterprise value-to-revenue multiple	0.2x - 18.9x	1.80x
March 31, 2024	$1,964	Market Approach	Enterprise value-to-revenue multiple	0.2x - 18.9x	1.77x

The following table reconciles the beginning and ending fair value of our Level 3 other debt securities:

(Dollars in thousands)	Three Months Ended June 30,
	2024	2023
Beginning balance	$1,964	$2,078
Gains (losses) recognized in accumulated other comprehensive income (loss)(1)	(22)	105
Ending balance	$1,942	$2,183

(1)	Recorded in unrealized gain (loss) on available-for-sale debt securities.

Derivative liability

The fair value of the contingent interest feature derivative liability, as discussed in Note 7, is estimated using industry standard valuation models. Level 3 inputs were utilized to value the expected future cash flows from the portfolio held by the Customer ExAlt Trust and included the use of present value techniques employing cash flow estimates and incorporated assumptions that marketplace participants would use in estimating fair values. Specifically, the model includes assumptions related to (i) equity market risk premiums, (ii) alternative asset beta to public equities, (iii) NAVs, (iv) volatilities, (v), distribution rates, and (vi) market discount rates. These expected future cash flows were bifurcated between base cash flows and enhanced return cash flows (i.e., the contingent interest) and then the enhanced cash flows were further discounted to arrive at the fair value for the contingent interest feature derivative liability. In instances where reliable market information was not available, management used historical market data proxies and assumptions to determine a reasonable fair value.

The derivative liability was extinguished along with its related debt on October 18, 2023, as discussed in Note 7.

The following table reconciles the beginning and ending fair value of our Level 3 derivative liability:

Three Months Ended June 30,
2023
Beginning balance	$3,513
Gains recognized in earnings(1)	(1,418)
Gain recognized in loss on extinguishment of debt, net	—
Ending balance	$2,095

(1)	Recorded in (gain) loss on financial instruments, net.

There have been no transfers between levels for any assets or liabilities recorded at fair value on a recurring basis or any changes in the valuation techniques used for measuring the fair value as of June 30, 2024 and March 31, 2024, respectively.

Financial instruments on a non-recurring basis

Equity securities without a readily determinable fair value

Certain of the Customer ExAlt Trusts hold investments in equity securities that do not have a readily determinable fair value. These equity securities are measured at cost, less impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or a similar investment of the same issuer. The Company classifies these assets as Level 2 within the fair value hierarchy.

The value of these equity securities was $26.7 million and $26.8 million as of June 30, 2024 and March 31, 2024, respectively. Additionally, as of June 30, 2024, one security has cumulative upward adjustments of $10.8 million based upon observable price changes, including a recent equity offering and stock to stock transactions. No significant adjustments were made during the three months ended June 30, 2024 and 2023.

Goodwill

During the first quarter of fiscal 2025 and 2024, primarily as a result of a significant, sustained decline in our Class A common stock price and the Company’s related market capitalization, we concluded that it was more likely than not that the fair value of our reporting units was below their carrying amount and resulted in us performing an interim impairment assessment. As a result, we wrote the carrying value of each report unit with goodwill down to their estimated fair value and recognized a non-cash goodwill impairment charge of $3.4 million and $1.1 billion during the three months ended June 30, 2024 and 2023, respectively, which is reflected in loss on impairment of goodwill in the consolidated statements of comprehensive income (loss). Prior to the goodwill impairment recorded during the first quarter of 2024, the Company had not previously recorded any impairments of goodwill.

For each interim impairment assessment, the Company computed the fair value of each reporting unit by computing the overall enterprise value of the Company by valuing its various equity instruments, primarily based on the Class A common stock price per share. The overall enterprise value was allocated to each reporting units using the discounted cash flow method to estimate the relative value of each reporting unit based on their future cash flows using a multi-year forecast, and a terminal value calculated using a long-term growth rate that was informed based on our industry, analyst reports of a public company peer set, current and expected future economic conditions and management expectations. The discount rate used to discount these future cash flows was determined using a capital asset pricing model based on the market value of equity of a public company peer set, adjusted for risk characteristics and expectations specific to the reporting unit, combined with an assessment of the cost of debt.

The discount rates used for each reporting unit in the June 30, 2023 impairment analysis ranged from 24.8% to 25.6%, and the discount rates used for each reporting unit in the June 30, 2024 impairment analysis ranged from 28.0% to 29.3%. The Company applied a terminal year long-term growth rate of 3.0% for each reporting unit in both interim impairment assessments. Subsequent to the impairment analysis as of June 30, 2024 and March 31, 2024, there was no excess of reporting unit fair value over carrying value for Ben Custody or Ben Markets.

The change in goodwill at each reporting unit was as follows:

	March 31, 2024	Impairment	June 30, 2024
Ben Liquidity	$—	$—	$—
Ben Custody	10,896	(3,129)	7,767
Ben Insurance	—	—	—
Ben Markets	2,710	(265)	2,445
Total Goodwill	$13,606	$(3,394)	$10,212

There were no other assets or liabilities measured at fair value on a non-recurring basis as of June 30, 2024 and March 31, 2024.

Carrying amounts and estimated fair values

The estimated fair value of financial instruments, whether or not recognized in the consolidated statements of financial condition, for which it is practicable to estimate those values, are disclosed below. These fair value estimates are determined based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price at which an asset could be sold or the price at which a liability could be transferred. However, our estimates of many of these fair values are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values. Nonfinancial instruments are excluded from disclosure requirements.

The carrying amounts and estimated fair values of the Company’s financial instruments not recorded at fair value as of June 30, 2024 and March 31, 2024, were as noted in the table below:

	As of June 30, 2024
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$4,399	$4,399
Restricted cash	1	314	314
Financial liabilities:
Debt due to related parties, net	2	120,554	134,031
Accounts payable and accrued expenses	1	103,012	103,012

	As of March 31, 2024
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$7,913	$7,913
Restricted cash	1	64	64
Financial liabilities:
Debt due to related parties, net	2	120,505	129,327
Accounts payable and accrued expenses	1	157,157	157,157

6. Fair Value Measurements

Fair value is estimated based on a hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy prioritizes the inputs to valuation techniques into three broad levels whereby the highest priority is given to Level 1 inputs and the lowest to Level 3 inputs.

● Level 1 — Quoted prices for identical instruments in active markets that the reporting entity has the ability to access as of the measurement date.

● Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable market data.

● Level 3 — Valuations for instruments with inputs that are significant and unobservable are derived from other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques, and are not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such instruments.

This hierarchy requires the use of observable market data when available. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Investments that are valued using NAV as a practical expedient are excluded from this hierarchy.

As of March 31, 2024 and 2023, the fair value of these investments using the NAV per share practical expedient was $293.9 million and $385.9 million, respectively. During the years ended March 31, 2024 and 2023, a gain of $4.8 million and loss of $54.0 million, respectively, were recognized from changes in NAV, which are recorded within the investment income (loss), net, line item of our consolidated statements of comprehensive income (loss).

Financial instruments on a recurring basis

The Company’s financial assets and liabilities carried at fair value on a recurring basis, including the level in the fair value hierarchy, on March 31, 2024 and 2023 are presented below:

	As of March 31, 2024
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$4,897	$—	$—	$4,897
Other equity interests	—	558	—	558
Debt securities available-for-sale, other	—	998	1,964	2,962
Liabilities:
Warrant liability	178	—	—	178
Prepaid forward liability	14	—	—	14

	As of March 31, 2023
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$8,837	$—	$—	$8,837
Put Options	3,991	—	—	3,991
Debt securities available-for-sale
Corporate debt securities (L Bonds)	—	73,822	—	73,822
Other debt securities	—	998	2,078	3,076
Liabilities:
Derivative liability	—	—	3,513	3,513

A reconciliation of gain (loss) on financial instruments, net for each of the periods presented herein is included in the tables below (in thousands):

	Year Ended March 31,
	2024	2023
Public equity securities
Related party equity securities	$(3,702)	$(63,536)
Other public equity securities	(237)	523
Put options	(3,023)	(3,460)
Warrant liability	2,477	—
Prepaid forward liability	(14)	—
Derivative liability	1,581	4,595
Other equity securities and interests
Related party, with a readily determinable fair value(1)	(63,755)	—
Other, without a readily determinable fair value	(37,848)	10,457
Gain (loss) on financial instruments, net	$(104,521)	$(51,421)

(1)	Includes realized net gains of $13.7 million related to the Company’s previously classified available-for-sale debt securities upon reclassification from accumulated other comprehensive income during the year ended March 31, 2024.

The following is a description of the valuation methodologies used for financial instruments measured at fair value on a recurring basis:

Investment in other equity securities and interests with a readily determinable fair value

As of March 31, 2024, the fair value of these equity interests is calculated using quoted prices for similar instruments observed in the equity capital markets and is classified as a Level 2 investment in the fair value hierarchy. There were no such securities as of March 31, 2023.

Investment in debt securities available-for-sale

Corporate debt securities (L Bonds). As of March 31, 2023, the fair value of these debt securities is calculated using quoted spreads for similar instruments observed in the fixed income market and is classified as a Level 2 investment in the fair value hierarchy. There were no such securities as of March 31, 2024.

Other debt securities. The fair value of these debt securities is calculated using the market approach adjusted for the recoverability of the security. The following table provides quantitative information about the significant unobservable inputs used in the fair value measure of the Level 3 other debt securities (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range	Weighted Average
March 31, 2024	$1,964	Market Approach	Enterprise value-to-revenue multiple	0.2x – 18.9x	1.77x
March 31, 2023	$2,078	Market Approach	Enterprise value-to-revenue multiple	0.2x – 18.9x	1.74x

The following table reconciles the beginning and ending fair value of our Level 3 other debt securities:

	Year Ended March 31,
(Dollars in thousands)	2024	2023
Beginning balance	$2,078	$3,000
Gains (losses) recognized in accumulated other comprehensive income (loss)(1)	(114)	(922)
Ending balance	$1,964	$2,078

(1)	Recorded in unrealized gain (loss) on available-for-sale debt securities.

Derivative liability

The fair value of the contingent interest feature derivative liability, as discussed in Note 10, is estimated using industry standard valuation models. Level 3 inputs were utilized to value the expected future cash flows from the portfolio held by the Customer ExAlt Trust and included the use of present value techniques employing cash flow estimates and incorporated assumptions that marketplace participants would use in estimating fair values. Specifically, the model includes assumptions related to i) equity market risk premiums, ii) alternative asset beta to public equities, iii) NAVs, iv) volatilities, v), distribution rates, and vi) market discount rates. These expected future cash flows were bifurcated between base cash flows and enhanced return cash flows (i.e., the contingent interest) and then the enhanced cash flows were further discounted to arrive at the fair value for the contingent interest feature derivative liability. In instances where reliable market information was not available, management used historical market data proxies and assumptions to determine a reasonable fair value.

The following table provides quantitative information about the significant unobservable inputs used in the fair value measurement of the Level 3 derivative liability at March 31, 2023. As discussed in Note 10, there was no such derivative liability at March 31, 2024 as the derivative liability was extinguished along with its related debt on October 18, 2023 (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Targets
March 31, 2023	$3,513	Discounted cash flow	Alternative asset beta to equity markets	0.42 – 1.67
			Alternative asset market discount rate	0.10
			Distribution rate	0.03 – 0.06
			Equity market risk premiums	0.07
			Net asset value volatilities	0.09 – 0.84
			Enhanced return discount rate	0.12

The following table reconciles the beginning and ending fair value of our Level 3 derivative liability:

(dollars in thousands)	Year Ended March 31, 2024	Year Ended March 31, 2023
Beginning balance	$3,513	$8,108
(Gains) losses recognized in earnings(1)	(1,581)	(4,595)
Gain recognized in loss on extinguishment of debt, net	(1,932)	—
Ending balance	$—	$3,513

(1)	Recorded in (gain) loss on financial instruments, net.

There have been no transfers between levels for any assets or liabilities recorded at fair value on a recurring basis or any changes in the valuation techniques used for measuring the fair value as of March 31, 2024 and 2023, respectively.

Financial instruments on a non-recurring basis

Equity securities without a readily determinable fair value

Certain of the Customer ExAlt Trusts hold investments in equity securities that do not have a readily determinable fair value. These equity securities are measured using the measurement alternative for equity investments that do not have readily determinable fair values at cost, less impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or a similar investment of the same issuer. The Company classifies the fair value measurement that occurred during the periods presented as Level 2 within the fair value hierarchy.

The value of these equity securities was $26.8 million and $21.6 million as of March 31, 2024 and 2023, respectively. The increase in value is primarily due to new investments held as of March 31, 2024 that were not held as of March 31, 2023. Additionally, during the year ended March 31, 2023, one security received an upward adjustment of $10.8 million based upon observable price changes, including a recent equity offering and stock to stock transactions. Such adjustment also represents the cumulative adjustment. There have been no adjustments since those reflected during the year ended March 31, 2023.

There were no other assets or liabilities measured at fair value on a non-recurring basis as of March 31, 2024 and 2023.

Goodwill

During each of the fiscal quarters of 2024, primarily as a result of significant, sustained declines in our Class A common stock price and the Company’s related market capitalization, we concluded that it was more likely than not that the fair value of our reporting units was below their carrying amount. This resulted in us performing interim impairment assessments each fiscal quarter. As a result, during fiscal 2024, we wrote the carrying value of the Ben Liquidity, Ben Custody, Ben Insurance, and Ben Markets reporting units down to their estimated fair values and recognized cumulatively during fiscal 2024 a non-cash goodwill impairment charge of $2.4 billion, which is reflected in loss on impairment of goodwill in the consolidated statements of comprehensive income (loss). Prior to the goodwill impairment recorded during the current fiscal year, the Company had not previously recorded any impairments of goodwill. As such, the cumulative impairment loss as of March 31, 2024, is $2.4 billion.

For each interim impairment assessment, the Company computed the fair value of each reporting unit by computing the overall enterprise value of the Company by valuing its various equity instruments, primarily based on the Class A common stock price per share. The overall enterprise value was allocated to each reporting units using the discounted cash flow method to estimate the relative value of each reporting unit based on their future cash flows using a multi-year forecast, and a terminal value calculated using a long-term growth rate that was informed based on our industry, analyst reports of a public company peer set, current and expected future economic conditions and management expectations. The discount rate used to discount these future cash flows was determined using a capital asset pricing model based on the market value of equity of a public company peer set, adjusted for risk characteristics and expectations specific to the reporting unit, combined with an assessment of the cost of debt.

The discount rates used for each reporting unit ranged from: 24.8% to 25.6% for June 30, 2023; from 25.3% to 26.2% for September 30, 2023; from 26.3% to 27.2% for December 31, 2023; and from 28.0% to 29.3% for March 31, 2024. The Company applied a terminal year long-term growth rate of 3.0% for each reporting unit during each of the interim impairment assessments. Remaining goodwill at March 31, 2024 relates to Ben Custody and Ben Markets. There was no excess of reporting unit fair value over carrying value for Ben Custody or Ben Markets as of March 31, 2024.

The change in goodwill at each reporting unit was as follows:

(dollars in thousands)	March 31, 2023	Impairment	March 31, 2024
Ben Liquidity	$1,725,880	$(1,725,880)	$—
Ben Custody	594,219	(583,323)	10,896
Ben Insurance	37,942	(37,942)	—
Ben Markets	9,885	(7,175)	2,710
Total Goodwill	$2,367,926	$(2,354,320)	$13,606

There were no other assets or liabilities measured at fair value on a non-recurring basis as of March 31, 2024 and 2023.

Carrying amounts and estimated fair values

The estimated fair value of financial instruments, whether or not recognized in the consolidated statements of financial condition, for which it is practicable to estimate those values, are disclosed below. These fair value estimates are determined based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price at which an asset could be sold or the price at which a liability could be transferred. However, our estimates of many of these fair values are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values. Nonfinancial instruments are excluded from disclosure requirements.

The carrying amounts and estimated fair values of the Company’s financial instruments not recorded at fair value as of March 31, 2024 and 2023, were as noted in the table below:

	As of March 31, 2024
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$7,913	$7,913
Restricted cash	1	64	64
Financial liabilities:
Debt due to related parties	2	120,505	129,327
Accounts payable and accrued expenses	1	157,157	157,157

	As of March 31, 2023
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$8,726	$8,726
Restricted cash	1	819	819
Financial liabilities:
Customer ExAlt Trusts loan payable, net	2	52,129	56,635
Debt due to related parties, net	2	99,314	96,465
Accounts payable and accrued expenses	1	65,724	65,724